Composition of Short Term Debt and Weighted Average Contract Interest Rate on Short Term Debt (Detail) In Millions, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2012 Japan Bank Borrowings USD ($)	Mar. 31, 2012 Japan Bank Borrowings JPY (¥)	Mar. 31, 2011 Japan Bank Borrowings JPY (¥)	Mar. 31, 2012 Japan Commercial Paper USD ($)	Mar. 31, 2012 Japan Commercial Paper JPY (¥)	Mar. 31, 2011 Japan Commercial Paper JPY (¥)	Mar. 31, 2012 Overseas Bank Borrowings USD ($)	Mar. 31, 2012 Overseas Bank Borrowings JPY (¥)	Mar. 31, 2011 Overseas Bank Borrowings JPY (¥)	Mar. 31, 2012 Overseas Commercial Paper USD ($)	Mar. 31, 2012 Overseas Commercial Paper JPY (¥)	Mar. 31, 2012 Overseas Notes Payable to Banks USD ($)	Mar. 31, 2012 Overseas Notes Payable to Banks JPY (¥)
Short-term Debt [Line Items]
Short-term debt	$ 5,572	¥ 457,973	¥ 478,633	$ 2,044	¥ 168,012	¥ 194,728	$ 2,146	¥ 176,415	¥ 180,798	$ 1,309	¥ 107,568	¥ 103,107	$ 49	¥ 4,023	$ 24	¥ 1,955
Weighted average rate	1.40%	1.40%	1.30%	0.70%	0.70%	1.30%	0.20%	0.20%	0.20%	4.20%	4.20%	3.10%	4.00%	4.00%	5.30%	5.30%